Related Parties (Schedule Of Transactions With Directors) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2011 Chairman's Fee [Member]		Dec. 31, 2011 Director's Fee [Member]		Dec. 31, 2011 Lead Independent Director's Fee [Member]	Dec. 31, 2011 Audit Committee Chairman's Fee [Member]		Dec. 31, 2011 Audit Committee Member's Fee [Member]	Dec. 31, 2011 Other Committee Chairman's Fee [Member]		Dec. 31, 2011 Other Committee Member's Fee [Member]	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]		Dec. 31, 2011 Other Non-Executive Directors [Member]		Dec. 31, 2010 After Retirement From Board [Member]
Related Party Transaction [Line Items]
Non-executive directors' terms of appointment, period in years	3
Fees			$ 150,000	[1]	$ 55,000	[2]	$ 20,000	$ 25,000	[3]	$ 15,000	$ 20,000	[3]	$ 12,500
Equity															400,000	[1]	200,000	[2]
Related parties transaction vesting period		10																	90
Noninterest director fees														550,000	250,000
Fair value of equity award	$ 450,000													$ 400,000	$ 200,000

[1]	The chairman's compensation for 2012 consists of a fee of $150,000 (2011: $250,000) and RSUs with a grant date fair value of $400,000 (2011: $200,000), amounting to a total value of $550,000 in 2012 (2011:$450,000). The chairman does not receive additional compensation for sitting on board committees.
[2]	Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2011, Dr. Ekman, Mr. McGowan and Mr. McLaughlin elected to receive their fee payments in the form of RSUs.
[3]	Inclusive of committee membership fee.